Income Taxes - Summary of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Current income tax expense	$ (45,879)	$ (22,240)
Deferred income tax recovery / (expense)	9,788	(103,085)
Total income tax expense	(36,091)	(125,325)
Canada [Member]
Income Tax [Line Items]
Current income tax expense	(45,780)	(22,168)
Deferred income tax recovery / (expense)	8,788	(32,094)
U.S [Member]
Income Tax [Line Items]
Current income tax expense
Deferred income tax recovery / (expense)	1,000	(70,991)
International [Member]
Income Tax [Line Items]
Current income tax expense	(99)	(72)
Deferred income tax recovery / (expense)